Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Schedule of Disclosure of Transactions Between Related Parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Fixed salaries and benefits	4,998	3,932
Variable incentive-based compensation	7,913	11,991
Share-based compensation	11,881	738
	24,792	16,661